Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Inventories [Abstract]
Crude oil	$ 4,285	$ 3,369
Materials and spares	7,162	5,940
Inventories	$ 11,447	$ 9,309